Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	680			680
Marketable and non-marketable equity securities	56	2		58
Mandatory convertible bonds	(448)			(448)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		-		-

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and collective investment schemes and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's non-marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and were valued using the issue price obtained in a private equity raising which was completed during December 2012.

The Company's mandatory convertible bonds are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:
2013

Market quoted bond price (percent)	101.6
Fair value of bond excluding conversion feature (percent)	101.6
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

			Three months ended March 31,
					2013
					(unaudited)
				(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2013, the Company fully impaired its equity method investment in Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note L. This resulted in a loss, which is included in equity income in associates, of:					5

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Associates and equity accounted joint ventures	1	1			(5)